Related party transactions (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of transactions between related parties [line items]
Office salaries and benefits	$ 899,864	$ 968,126	$ 2,725,049	$ 2,571,948	$ 3,335,799	$ 1,754,613	$ 315,138
Right-of-use assets	2,613,667		2,613,667		2,261,100	2,905,199
Lease liability	2,824,952		2,824,952		2,415,549	2,966,816	672,988
Electric Boat Rental Ltd.
Disclosure of transactions between related parties [line items]
Sales of boats						84,149	101,684
Sale of parts and boat maintenance						40,310	79,696
Other							2,500
Cost of sales						11,444	16,865
Travel and entertainment						8,926
Advertising and promotion						11,245
Rent expense							65,934
Patrick Bobby
Disclosure of transactions between related parties [line items]
Sales of boats							11,000
7858078 Canada Inc
Disclosure of transactions between related parties [line items]
Other							$ 6,074
9335-1427 Quebec Inc.
Disclosure of transactions between related parties [line items]
Research and Development						75,020
Mac Engineering, SASU
Disclosure of transactions between related parties [line items]
Research and Development	22,418	134,962	150,113	455,331	666,178	176,500
California Electric Boat Company Inc.
Disclosure of transactions between related parties [line items]
Right-of-use assets	2,120,495		2,120,495		889,866	1,132,556
Lease liability	$ 1,523,233		1,523,233		971,399	$ 1,177,867
Montana Strategies Inc.
Disclosure of transactions between related parties [line items]
Office salaries and benefits		$ 14,488	$ 23,733	$ 48,616	$ 62,462